NET EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss) attributable to Pointer shareholders	$ 6,320	$ 1,833	$ (8,527)
Effect of diluting securities			(33)
Numerator for diluted net earnings per share - Net income (loss)	6,320	1,833	(8,560)
Denominator for basic net earnings per share - weighted-average number of shares outstanding	5,558,000	5,166,000	4,789,000
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	5,697,000	5,166,000	4,789,000
Basic net earnings (loss) per share	$ 1.14	$ 0.35	$ (1.78)
Diluted net earnings (loss) per share	$ 1.10	$ 0.35	$ (1.79)
Segment, Discontinued Operations [Member]
Net income (loss) attributable to Pointer shareholders		(630)
Effect of diluting securities
Numerator for diluted net earnings per share - Net income (loss)		$ (630)
Denominator for basic net earnings per share - weighted-average number of shares outstanding		5,166,000
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises		5,166,000
Basic net earnings (loss) per share	$ 0.00	$ (0.12)	$ 0.00
Diluted net earnings (loss) per share	$ 0.00	$ (0.12)	$ 0.00